UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER Page

Report for the Calendar Year or Quarter Ended:     September 30, 2012

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement.

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warburg Pincus LLC
Address:       450 Lexington Avenue
               New York, NY 10017-3147

Form 13F File Number: 28-14208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Scott A. Arenare, Esq.
Title:         Managing Director and General Counsel
Phone:         (212) 878-0600

Signature, Place, and Date of Signing:

/s/ Scott A. Arenare           New York, NY          November 14, 2012
--------------------           ------------          -----------------
      [Signature]              [City, State]              [Date]

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Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manger are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).





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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     10,194,246
                                            (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number               Name

     1            28-04826                           Warburg Pincus & Co.





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
*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

Column 1                    Column 2     Column 3    Column 4    Column 5                 Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE     SHRS/PRN      SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)      AMT        PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None
BRIDGEPOINT ED. INC.        COM          10807M105     351,081   34,589,220   SH         SHARED-OTHER  1             34,589,220
BUILDERS FIRSTSOURCE, INC.  COM          12008R107     129,040   24,863,266   SH         SHARED-OTHER  1             24,863,266
CERES, INC.                 COM          156773103      13,977    2,460,807   SH         SHARED-OTHER  1              2,460,807
CHINA BIOLOGIC PRODS.,
INC.                        COM          16938C106      74,825    7,876,280   SH         SHARED-OTHER  1              7,876,280
FIDELITY NATL. INFORMATION
SV., INC.                   COM          31620M106   1,289,051   41,289,274   SH         SHARED-OTHER  1             41,289,274
INTERMUNE, INC.             COM          45884X103         148       16,481   SH         SHARED-OTHER  1                 16,481
KOSMOS ENERGY LIMITED       SHS          G5315B107   1,758,378  154,379,137   SH         SHARED-OTHER  1            154,379,137
LAREDO PETROLEUM HOLDINGS,
INC.                        COM          516806106   2,239,413  101,884,117   SH         SHARED-OTHER  1            101,884,117
MBIA INC.                   COM          55262C100     467,593   46,159,252   SH         SHARED-OTHER  1             46,159,252
NATIONAL PENN BANCSHARES
INC.                        COM          637138108     235,787   25,882,172   SH         SHARED-OTHER  1             25,882,172

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*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

NUANCE COMM. INC.[1]        COM          67020Y100   1,407,940   56,566,492   SH         SHARED-OTHER  1             56,566,492
PRIMERICA, INC.             COM          74164M108     305,769   10,676,303   SH         SHARED-OTHER  1             10,676,303
RDA MICRO-ELECTRONICS,
INC.[2]                     SPONS ADR    749394102     279,900   26,355,942   SH         SHARED-OTHER  1             26,355,942
7 DAYS GROUP HOLDINGS
LIMITED[3]                  ADR          81783J101      92,992    8,002,773   SH         SHARED-OTHER  1              8,002,773
STERLING FINL. CORP. WASH.  COM NEW      859319303     288,354   12,948,107   SH         SHARED-OTHER  1             12,948,107
SYNUTRA INTL. INC.[4]       COM          87164C102     100,820   21,822,463   SH         SHARED-OTHER  1             21,822,463
TARGA RES. CORP             COM          87612G101     299,888    5,957,251   SH         SHARED-OTHER  1              5,957,251
TORNIER N.V.                SHS          N87237108     350,420   18,491,809   SH         SHARED-OTHER  1             18,491,809


--------------------------------------
[1]  The Nuance Communications, Inc. information reported includes 3,562,238 shares of Series B convertible preferred stock which converts into an equal number of common shares.

[2]  The RDA Micro-electronics, Inc. information reported consists of 143,135,652 Ordinary Shares directly held which are convertible into 23,855,942 SPONS ADR's and 15,000,000 Ordinary Shares indirectly held which are convertible into 2,500,000
     SPONS ADR's.

[3]  The 7 Days Group Holdings Limited information reported consists of 24,008,321 Ordinary Shares convertible into 8,002,773 ADR's.

[4]  The Synutra International, Inc. information reported includes 17,822,463 shares of common stock issuable as of September 30,
     2012 pursuant to an exchangeable note.





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*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

WEBSTER FINL. CORP. CONN.   COM          947890109     336,064   14,179,920   SH         SHARED-OTHER  1             14,179,920
WNS HOLDINGS LTD.           SPONS ADR    92932M101     148,676   14,519,144   SH         SHARED-OTHER  1             14,519,144
XUEDA ED. GROUP[5]          SPONS ADR    98418W109      24,130    7,312,000   SH         SHARED-OTHER  1              7,312,000


--------------------------------------
[5]  The Xueda Ed. Group information reported includes 12,624,000 Ordinary Shares convertible into 6,312,000 SPONS ADR's.





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